Other (Income)/Deductions - Net - Footnotes - Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Jul. 03, 2016	Apr. 03, 2016	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Nov. 10, 2017	Jun. 30, 2017
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					$ 337		$ 869	$ 323
Impairment of intangible assets, finite-lived					337
Operating Segments [Member] | Essential Health Segment [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							840	294
Operating Segments [Member] | Innovative Health Segment [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							29
In Process Research and Development [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								71
In Process Research and Development [Member] | Hospira [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							265
In Process Research and Development [Member] | InnoPharma [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							128
Other In Process Research and Development [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							110
Other In Process Research and Development [Member] | Hospira [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							81
Other In Process Research and Development [Member] | King [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							29
Trade Names [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								132
Hisun Pfizer Pharmaceuticals Co. Ltd [Member]
Schedule of Intangible Assets [Line Items]
Equity method investment, other than temporary impairment		$ 241	$ 130	$ 81			$ 452	463
Equity method investment, ownership percentage		49.00%					49.00%		49.00%
Laboratorio Teuto Brasilero [Member]
Schedule of Intangible Assets [Line Items]
Equity method investment, other than temporary impairment							$ 50
Equity method investment, ownership percentage		40.00%					40.00%			40.00%
AM Pharma BV [Member]
Schedule of Intangible Assets [Line Items]
Cost-method investments, impairment	$ 43				43
Developed Technology Rights [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					20
Impairment of intangible assets, finite-lived					337	[1]		120
Developed Technology Rights [Member] | Hospira [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments							$ 366
Developed Technology Rights [Member] | Operating Segments [Member] | Essential Health Segment [Member] | Hospira [Member] | Generic Sterile Injectable Product [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					127
Developed Technology Rights [Member] | Operating Segments [Member] | Essential Health Segment [Member] | Hospira [Member] | Sterile Injectable Pain Reliever [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					124
Developed Technology Rights [Member] | Operating Segments [Member] | Essential Health Segment [Member] | Hospira [Member] | Generic Injectable Pain Reliever [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					26
Developed Technology Rights [Member] | Operating Segments [Member] | Essential Health Segment [Member] | NextWave [Member] | Treatment Of Attention Hyperactivity Disorder [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments					$ 39
Pfizer's Worldwide Research and Development [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								13
Consumer Healthcare [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset impairments								$ 17

[1]	Reflects intangible assets written down to fair value in 2017. Fair value was determined using the income approach, specifically the multi-period excess earnings method, also known as the discounted cash flow method. We started with a forecast of all the expected net cash flows associated with the asset and then applied an asset-specific discount rate to arrive at a net present value amount. Some of the more significant estimates and assumptions inherent in this approach include: the amount and timing of the projected net cash flows, which includes the expected impact of competitive, legal and/or regulatory forces on the product; the discount rate, which seeks to reflect the various risks inherent in the projected cash flows; and the tax rate, which seeks to incorporate the geographic diversity of the projected cash flows.